UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 6/31/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   July 30, 2002


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   482462

                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                            June 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Co.                         COM              88579Y101      816     6635 SH       Sole                                       6635
AFLAC Inc.                     COM              001055102     8802   275076 SH       Sole                    69950            205126
AOL Time Warner                COM              00184A105      486    33050 SH       Sole                      200             32850
Abbott Laboratories            COM              002824100     1531    40675 SH       Sole                                      40675
American International Group   COM              026874107    17914   262556 SH       Sole                    46401            216155
Amgen Inc.                     COM              031162100      241     5755 SH       Sole                      460              5295
Automatic Data Processing      COM              053015103    13020   298957 SH       Sole                    52565            246392
BP PLC - Spons ADR             COM              055622104      748    14808 SH       Sole                                      14808
Baxter International, Inc.     COM              071813109     9729   218878 SH       Sole                    57225            161653
CVS Corp.                      COM              126650100      989    32320 SH       Sole                                      32320
Cardinal Health, Inc.          COM              14149Y108    16584   270049 SH       Sole                    61753            208296
ChevronTexaco Corp.            COM              166764100     2638    29810 SH       Sole                      525             29285
Cintas Corp.                   COM              172908105    16121   326135 SH       Sole                    64573            261562
Cisco Systems                  COM              17275R102    11135   798206 SH       Sole                   154264            643942
Citigroup                      COM              172967101      367     9466 SH       Sole                                       9466
Coca-Cola Co.                  COM              191216100      859    15334 SH       Sole                      400             14934
Colgate-Palmolive              COM              194162103    10123   202250 SH       Sole                    42475            159775
Concord EFS, Inc.              COM              206197105    16353   542552 SH       Sole                   116575            425977
Costco Wholesale Corp.         COM              22160K105    16676   431801 SH       Sole                    77280            354521
Cypress Semiconductor          COM              232806109      207    13656 SH       Sole                                      13656
Dell Computer Corp.            COM              247025109     5590   213850 SH       Sole                    69825            144025
Disney Walt Co.                COM              254687106      264    13975 SH       Sole                                      13975
EMC Corp.                      COM              268648102      916   121323 SH       Sole                      350            120973
Ecolab, Inc.                   COM              278865100    14353   310477 SH       Sole                    77575            232902
Emerson Electric               COM              291011104     2145    40085 SH       Sole                                      40085
Exxon Mobil Corp.              COM              30231G102     2359    57638 SH       Sole                                      57638
Fannie Mae                     COM              313586109    20830   282444 SH       Sole                    48251            234193
Fifth Third Bancorp            COM              316773100     9957   149395 SH       Sole                    38228            111167
Franklin Resources             COM              354613101      424     9950 SH       Sole                                       9950
Freddie Mac                    COM              313400301      622    10160 SH       Sole                                      10160
General Electric               COM              369604103    15236   524467 SH       Sole                    75702            448765
Hewlett-Packard Co.            COM              428236103      223    14588 SH       Sole                                      14588
Home Depot                     COM              437076102    16044   436806 SH       Sole                    80177            356629
ING Groep ADS                  COM              456837103     1800    70802 SH       Sole                                      70802
Intel Corp.                    COM              458140100     3622   198260 SH       Sole                      800            197460
International Business Machine COM              459200101      210     2915 SH       Sole                                       2915
J.P. Morgan Chase & Co.        COM              46625H100      696    20530 SH       Sole                                      20530
Johnson & Johnson              COM              478160104    19550   374094 SH       Sole                    51335            322759
Kimberly-Clark                 COM              494368103     3293    53120 SH       Sole                      100             53020
Kohl's Corp.                   COM              500255104    10624   151596 SH       Sole                    36725            114871
Lilly Eli & Co.                COM              532457108      276     4900 SH       Sole                                       4900
MBNA Corp.                     COM              55262L100    15596   471594 SH       Sole                   100235            371359
McGraw-Hill Cos                COM              580645109      239     4000 SH       Sole                                       4000
Medtronic, Inc.                COM              585055106    18248   425859 SH       Sole                    77055            348804
Merck & Co.                    COM              589331107     2139    42232 SH       Sole                                      42232
Microsoft Corp.                COM              594918104    22370   408957 SH       Sole                    58815            350142
Nokia Corp. - Spon ADR         COM              654902204      829    57270 SH       Sole                      720             56550
Omnicom Group                  COM              681919106     2351    51321 SH       Sole                      358             50963
Paychex, Inc.                  COM              704326107     9676   309250 SH       Sole                    57298            251952
PepsiCo, Inc.                  COM              713448108    18155   376661 SH       Sole                    69175            307486
Pfizer, Inc.                   COM              717081103    16912   483214 SH       Sole                    84721            398493
Phillips Petroleum Co.         COM              718507106      218     3700 SH       Sole                                       3700
Praxair Inc.                   COM              74005P104      786    13800 SH       Sole                      300             13500
Procter & Gamble               COM              742718109     1944    21770 SH       Sole                      275             21495
QUALCOMM, Inc.                 COM              747525103     5846   212676 SH       Sole                    46250            166426
Royal Dutch Petroleum          COM              780257804      568    10275 SH       Sole                                      10275
SBC Communications             COM              78387G103     8267   271060 SH       Sole                    68350            202710
Schering-Plough                COM              806605101      421    17130 SH       Sole                                      17130
Starbucks Corp.                COM              855244109    22091   888963 SH       Sole                   152494            736469
State Street Corp.             COM              857477103    16835   376624 SH       Sole                    69951            306673
Sysco Corp.                    COM              871829107    19884   730501 SH       Sole                   128321            602180
Target Corp.                   COM              87612E106      224     5890 SH       Sole                                       5890
Teleflex Inc.                  COM              879369106      286     5000 SH       Sole                                       5000
Texas Instruments              COM              882508104     8105   341996 SH       Sole                    86545            255451
United Parcel Service, Inc.    COM              911312106    15198   246124 SH       Sole                    54800            191324
Walgreen Co.                   COM              931422109      898    23235 SH       Sole                                      23235
REPORT SUMMARY                 66 DATA RECORDS              482462            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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